Don Felice

Special Counsel

T. 215-979-3884

F. 215-988-4320

dfelice@mccarter.com

McCarter & English, LLP

BNY Mellon Center

1735 Market Street - Suite 700

Philadelphia, PA 19103-7501

T. 215.979.3800

F. 215.979.3899

www.mccarter.com

BOSTON

EAST BRUNSWICK

HARTFORD

NEW YORK

NEWARK

PHILADELPHIA

STAMFORD

WASHINGTON, DC

WILMINGTON

October 16, 2015

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:   HC Capital Trust (“Registrant”)

Post-Effective Amendment No. 76

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 76 for the Registrant. The purpose of this filing is to update the registration statement to register shares of a new series of the Trust named The Catholic SRI Growth Portfolio (the “New Portfolio”). The Registrant anticipates including various exhibits in its next filing pursuant to Rule 485(b) under the Securities Act of 1933. It is anticipated that the effectiveness of the New Portfolio’s offering prospectus and Statement of Additional Information will occur January 4, 2016.

Questions concerning this information statement may be directed to me at (215) 979-3884, or in my absence to Laura Anne Corsell at (215) 979-3840.

Very truly yours,

/s/ Don Felice

Don E. Felice